Expense Example, No Redemption (Vanguard Precious Metals and Mining Fund Participant)	Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368